Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 621,429	$ 678,353
Debt issuance costs	3,816	5,992
Non-current financial liabilities	617,613	672,361
Between 1 and 2 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	8,566	101,885
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	610,718	573,892
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 2,145	$ 2,576